Operating Segments (Non Current Assets by Geographical Location of the Assets) (Details) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Disclosure of geographical areas [Line Items]
Non-current assets	$ 6,128	$ 5,567
Israel [Member]
Disclosure of geographical areas [Line Items]
Non-current assets	3,905	3,570
Europe [Member]
Disclosure of geographical areas [Line Items]
Non-current assets	1,380	1,228
Asia [Member]
Disclosure of geographical areas [Line Items]
Non-current assets	434	401
North America [Member]
Disclosure of geographical areas [Line Items]
Non-current assets	333	309
Others [Member]
Disclosure of geographical areas [Line Items]
Non-current assets	$ 76	$ 59